Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Other Intangible Assets, Net [Abstract]
OTHER INTANGIBLE ASSETS, NET

NOTE 8:- OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	Weighted average remaining useful	December 31,
	life (years)	2023	2022
Original amounts:

Customer relationships	5.8	$60,328	$55,178
Technology	2.9	70,554	70,264
Patents	0.5	1,324	1,364

		132,206	126,806

Accumulated amortization:

Customer relationships		32,235	27,717
Technology		61,408	53,832
Patents		1,246	1,254

		94,889	82,803

Other intangible assets, net		$37,317	$44,003

b.	Amortization of other intangible assets was $11,799, $12,158 and $15,630 for 2023, 2022 and 2021, respectively.

c.	Estimated amortization expense for future periods:

2024	$9,754
2025	7,537
2026	7,290
2027	4,746
2028	3,254
Thereafter	4,736

$37,317